Basis of Presentation and Significant Accounting Policies - Cash and Receivables (Details) - USD ($)	1 Months Ended
	Oct. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Cash Held in Escrow
Cash held in escrow		$ 42,000,000			$ 10,071,000
Accounts Receivable
Allowance for uncollectible receivables		$ 0	$ 0	$ 0	$ 0
Cash Held in Escrow | October 2016 Acquisition
Cash Held in Escrow
Release of cash held in escrow	$ 42,000,000